Short Term Bank Borrowings	12 Months Ended
Dec. 31, 2011
Short Term Bank Borrowings
12.	Short Term Bank Borrowings

The short-term bank borrowings outstanding as of December 31, 2010 and 2011 bore a weighted average interest rate of 6.40% and 6.76% per annum, respectively, and were denominated in Renminbi. These borrowings were obtained from financial institutions and have terms of six months to one year. As of December 31, 2010 and 2011, unused short-term bank borrowings facilities amounted to RMB30,000,000 and RMB10,000,000 (US$1,589,000), respectively.

Bank borrowings as of December 31, 2010 and 2011 were secured/guaranteed by the following:

December 31, 2010

Bank borrowings	Secured/guaranteed by
(RMB’000)

10,000

Jointly guaranteed by (i) a third party guarantor, and (ii) the Company’s computer and network equipment with net book value of RMB15,377,000 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, COO of the Company, also provided guarantee to the third party guarantor for this bank borrowing.

10,000

Jointly guaranteed by (i) Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, COO of the Company, and (ii) the Company’s computer and network equipment with net book value of RMB20,244,000 (Note 8)

5,000	Guaranteed by Mr. Chen Sheng, Director and CEO of the Company

10,000	Guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, COO of the Company

35,000

December 31, 2011

Bank borrowings	Secured/guaranteed by
(RMB’000)

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the company’s computer and network equipment with net book value of RMB20,000,000 (Note 8).

Mr.Chen Sheng, Director and CEO of the company and Mr. Zhang Jun, COO of the company, also provided guarantee to the third party guarantor for this bank borrowing with an upper limit of RMB12,000,000.

30,000	Guaranteed by a third party guarantor.

30,000	Jointly guaranteed by Mr.Chen Sheng Director and CEO of the company and Mr. Zhang Jun, COO of the company

10,000	Unsecured loan

100,000